Note 22 - Related Party Transactions (Details)	Mar. 31, 2014
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Voting Shares Owned By NTT Group	26.40%
NTT [Member]
Note 22 - Related Party Transactions (Details) [Line Items]
Percentage Of Shares Owned By NTT Group	26.00%
Percentage Of Voting Shares Owned By NTT Group	26.40%